Fees Summary	Nov. 26, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,632,000
Previously Paid Amount	0.00
Total Fee Amount	1,627.76
Total Offset Amount	0.00
Net Fee	1,627.76
Narrative - Max Aggregate Offering Price	$ 10,632,000
Final Prospectus	true